                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:             /  /  (a)
             or fiscal year ending:          12/31/98 (b)

Is this a transition report? (Y/N):                                         N
                                                                         -------
                                                                           Y/N

Is this an amendment to a previous filing? (Y/N):                           N
                                                                         -------
                                                                           Y/N

Those items or sub-items with a box "[ ]" after the item number should be COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1. A. Registrant Name: The Manufacturers Life Insurance Company of New York Separate Account B

   B. File Number:        811-8329

   C. Telephone Number:   (914) 921-1020

2. A. Street:             555 Theodore Fremd Avenue, Suite C-209

   B. City: Rye           C. State: NY     D. Zip Code: 10580     Zip Ext.

   E. Foreign Country:                             Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) ..........    Y
                                                                         -------
                                                                           Y/N

4. Is this the last filing on this form by Registrant? (Y/N) ...........    N
                                                                         -------
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N) .....    N
   [If answer is "Y" (Yes), complete only items 89 through 110.]         -------
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N) ..................    Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]        -------
                                                                           Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N) ......
      [If answer is "N" (No), go to item 8.]                             -------
                                                                           Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period? ........................................ -------

   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     8329                            Page 47, "X" Box    [ ]
                     --------------                    -------------------------



UNIT INVESTMENT TRUSTS

111. A. [ ] Depositor Name: The Manufacturers Life Insurance Company of New York
                            ----------------------------------------------------

     B. [ ] File Number (If any):
                                  ----------------------------------------------

     C. [ ] City:  Rye         State:  NY     Zip Code: 10580    Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


111. A. [ ] Depositor Name:
                            ----------------------------------------------------

     B. [ ] File Number (If any):
                                  ----------------------------------------------

     C. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


112. A. [ ] Sponsor Name: The Manufacturers Life Insurance Company of New York
                         -------------------------------------------------------

     B. [ ] File Number (If any):
                                  ----------------------------------------------

     C. [ ] City:   Rye        State:  NY     Zip Code: 10580    Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


112. A. [ ] Sponsor Name:
                         -------------------------------------------------------

     B. [ ] File Number (If any):
                                  ----------------------------------------------

     C. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------

   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     8329                            Page 48, "X" Box    [ ]
                     --------------                    -------------------------



113. A. [ ] Trustee Name:
                         -------------------------------------------------------

     B. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


113. A. [ ] Trustee Name:
                         -------------------------------------------------------

     B. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


114. A. [ ] Principal Underwriter Name: Manufacturers Securities Services, LLC
                                        ----------------------------------------

     B. [ ] File Number: 8 - 33102
                             --------

     C. [ ] City:  Boston      State:  MA     Zip Code: 02108    Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


114. A. [ ] Principal Underwriter Name:
                                        ----------------------------------------

     B. [ ] File Number: 8 -
                             --------

     C. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


115. A. [ ] Independent Public Accountant Name: Ernst & Young LLP
                                                --------------------------------

     B. [ ] City:  Boston      State:  MA     Zip Code: 02116    Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------


115. A. [ ] Independent Public Accountant Name:
                                                --------------------------------

     B. [ ] City:              State:         Zip Code:          Zip Ext:
                  -----------         ----              -----             ------

        [ ] Foreign Country:                  Foreign Postal Code:
                             -------------                         -------------

   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     8329                            Page 49, "X" Box    [ ]
                     --------------                    -------------------------



116. Family of investment companies information:

     A. [ ] Is Registrant part of a family of investment
            companies? (Y/N) ...........................................    Y
                                                                         -------
                                                                           Y/N

     B. [ ] Identify the family in 10 letters: MANUNYSEPB
                                               ----------

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [ ] Is Registrant a separate account of an insurance
            company? (Y/N) .............................................    Y
                                                                         -------
                                                                           Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [ ] Variable annuity contracts? (Y/N) ..........................    N
                                                                         -------
                                                                           Y/N

     C. [ ] Schedule premium variable life contracts? (Y/N) ............    N
                                                                         -------
                                                                           Y/N

     D. [ ] Flexible premium variable life contracts? (Y/N) ............    Y
                                                                         -------
                                                                           Y/N

     E. [ ] Other types of insurance products registered under
            the Securities Act of 1933? (Y/N) ..........................    N
                                                                         -------
                                                                           Y/N

118. [ ] State the number of series existing at the end of the period that had securities registered under the
           Securities Act of 1933 ......................................  1
                                                                         -------

119. [ ] State the number of new series for which registration statements under the Securities Act of 1933 became
           effective during the period .................................  1
                                                                         -------

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in
           item 119 ($000's omitted) ................................... $0
                                                                         -------

121. [ ] State the number of series for which a current
           prospectus was in existence at the end of the period ........  1
                                                                         -------

122. [ ] State the number of existing series for which
           additional units were registered under the
           Securities Act of 1933 during the current period ............  0
                                                                         -------

   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     8329                            Page 50, "X" Box    [ ]
                     --------------                    -------------------------



123. [ ] State the total value of the additional units
           considered in answering item 122 ($000's omitted) ........... $0
                                                                         -------

124. [ ] State the total value of units of prior series
           that were placed in the portfolios of subsequent
           series during the current period (the value of
           these units is to be measured on the date they
           were placed in the subsequent series) ($000's
           omitted) .................................................... $0
                                                                         -------

125. [ ] State the total dollar amount of sales loads
           collected (before reallowances to other brokers or
           dealers) by Registrant's principal underwriter and
           any underwriter which is an affiliated person of the
           principal underwriter during the current period solely
           from the sale of units of all series of Registrant
           ($000's omitted) ............................................ $0
                                                                         -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations
       in Registrant's units (include the sales loads, if any,
       collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) ....................... $-
                                                                         -------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of          Total        Total Income
                                                                  Series            Assets       Distributions
                                                                 Investing         ($000's)         ($000's
                                                                                   omitted)         omitted)
                                                               -------------    -------------    -------------
A U.S. Treasury direct issue ................................                    $                $
                                                               -------------    -------------    -------------
B U.S. Government agency ....................................                    $                $
                                                               -------------    -------------    -------------
C State and municipal tax-free ..............................                    $                $
                                                               -------------    -------------    -------------
D Public utility debt .......................................                    $                $
                                                               -------------    -------------    -------------
E Broker or dealers debt or debt of brokers' or dealers'
  parent ....................................................                    $                $
                                                               -------------    -------------    -------------
F All other corporate intermed. & long-term debt ............                    $                $
                                                               -------------    -------------    -------------
G All other corporate short-term debt .......................                    $                $
                                                               -------------    -------------    -------------
H Equity securities or brokers or dealers or parents of
  brokers or dealers ........................................                    $                $
                                                               -------------    -------------    -------------
I Investment company equity securities ......................                    $                $
                                                               -------------    -------------    -------------
J All other equity securities ...............................                    $                $
                                                               -------------    -------------    -------------
K Other securities ..........................................                    $                $
                                                               -------------    =============    -------------
L Total assets of all series of Registrant ..................                    $0
                                                               -------------    -------------    -------------

   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     8329                            Page 51, "X" Box    [ ]
                     --------------                    -------------------------



128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
           series at the end of the current period insured or
           guaranteed by an entity other than the insurer? (Y/N) ......     N
                                                                        --------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
           interest at the end of the current period? (Y/N) ...........
                                                                        --------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N) ..........................................
                                                                        --------
                                                                           Y/N

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) .................. $0
                                                                        --------

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-  8329    811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------

   For period ending    12/31/98
                     --------------
   File number 811-     8329




      This report is signed on behalf of the registrant in the city of Boston in the state of Massachusetts on the 23rd day of February, 1999.

      The Manufacturers Life Insurance Company of New York Separate Account B



         /s/ DAVID W. LIBBEY
         ---------------------
         David W. Libbey
         Treasurer



         /s/ TRACY A. KANE
         ---------------------
         Attest
         Tracy A. Kane
         Secretary and Counsel